Leases - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating leases not yet commenced	$ 1,300
Non Cancelable Leases [Member]
Total lease payments		$ 219,300
2019		70,400
2020		55,100
2021		41,300
2022		28,500
2023		15,700
Thereafter		$ 8,300